Average Annual Total Returns - Class 2 Shares - JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2 Past1 Year	Class 2 Past5 Years	Class 2 Past10 Years	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past1 Year	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past5 Years	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past10 Years
Total	13.34%	11.25%	10.97%	19.96%	13.26%	11.20%